Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	$ 39,557	$ 42,601	$ 36,869
Domestic (Israel) [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	38,403	41,197	35,983
Foreign [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	$ 1,154	$ 1,404	$ 886